Earnings per share - Weighted average number of shares outstanding reconciliation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
bp shareholders	$ 7,565	$ (20,305)	$ 4,026
Less: dividend requirements on preference shares	2	1	1
Profit for the year attributable to bp ordinary shareholders	$ 7,563	$ (20,306)	$ 4,025
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	20,128,862	20,221,514	20,284,859
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	131,526	0	114,811
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	20,260,388	20,221,514	20,399,670
American Depositary Share
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	3,354,810	3,370,252	3,380,809
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	21,921	0	19,136
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	3,376,731	3,370,252	3,399,945